Revenue from Contracts with Customers (Details) - Schedule of disaggregation of revenue by type of good or service from contracts with customers - Type of Good or Service [Member] - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Equipment Contracts	$ 5,829,960	$ 1,662,869	$ 2,516,609	$ 2,393,815
Component Sales	1,390,243	841,203	1,149,861	1,441,251
Waste Water Treatment Systems	325,005	57,729	57,729
Pump Stations	179,005	182,591
Rental Income	19,719	21,260
Services Sales	24,201	82,635	98.033	121,310
Total	$ 7,768,133	$ 2,848,287	$ 4,143,744	$ 4,101,131